UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2007

Date of reporting period:	June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2007

Market Conditions

The Federal Open Market Committee (the "Fed") maintained the federal funds target rate of 5.25 percent throughout the reporting period, marking eight consecutive sessions of unchanged monetary policy. At its last meeting of the period on June 28, 2007, the Fed acknowledged the slowdown in economic growth earlier in the year, but noted that it expects the economy to expand at a moderate pace going forward. The Fed also reiterated that its "predominant" policy concern remains the threat that inflation does not subside as anticipated and that future policy adjustments would be dependent on incoming data about the state of the economy. As of the end of the period, contracts for federal funds futures indicated that the probability of a 25 basis point reduction in the target rate had been pushed off until the second quarter of 2008.

The municipal money market yield curve remained inverted, providing little incentive for tax-exempt money fund managers to extend their portfolio duration (a measure of interest-rate sensitivity). The average portfolio duration of the nearly $400 billion tax-free money fund industry remains historically short at just 19 days. Persistent issuance of Tender Option Bonds (TOBs) continues to pressure yields on cash instruments, as reflected in the Bond Market Association Index, which averaged approximately 3.68 percent for the first half of 2007. In addition, residual redemptions from April tax time kept demand lower for cash instruments, and dealer inventories remained substantial for most of the second quarter of the year. In June, as anticipated, the BMA-LIBOR ratio returned to a more typical relationship of 66 to 68 percent as seasonal bond calls, maturities and bond interest payments introduced healthy cash flows into the market. Looking ahead, improved municipal tax receipts are expected to result in reduced cash flow borrowing this year.

Performance Analysis

As of June 30, 2007, Active Assets California Tax-Free Trust had net assets of approximately $1.8 billion and an average portfolio maturity of 40 days. For the 12-month period ended June 30, 2007, the Fund provided a total return of 3.02 percent. For the seven-day period ended June 30, 2007, the Fund provided an effective annualized yield of 3.17 percent and a current yield of 3.12 percent, while its 30-day moving average yield for June was 3.11 percent. Past performance is no guarantee of future results.

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market. Consistent with prevailing sentiment, we too believed the Fed would hold interest rates steady. Accordingly, the Fund's weighted average maturity was kept short through most of the period. Primarily, we chose to emphasize short variable-rate paper and shorter maturities of tax-exempt commercial paper in light of the relatively flat shape of the municipal money market yield curve.

In California, a heavy supply of municipal note issuance concentrated over a four-week period created a brief surplus, causing yields to move to attractive levels versus variable-rate demand obligations. In this environment, we took the opportunity to extend the portfolio's maturity because we believe the supply of California notes will be limited during the remainder of the year. However, the portfolio's weighted average maturity still ended the period relatively short.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	85.1%
Municipal Notes & Bonds	11.0
Tax-Exempt Commercial Paper	3.9
MATURITY SCHEDULE
1 - 30 Days	85.7%
31 - 60 Days	2.8
61 - 90 Days	3.1
91 - 120 Days	0.8
121 + Days	7.6

Data as of June 30, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 – 06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	01/01/07	06/30/07	01/01/07 – 06/30/07
Actual (1.54% return)	$1,000.00	$1,015.40	$2.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.24	$2.72

*  Expenses are equal to the Fund's annualized expense ratio of 0.54% multiplied by the average account value over the period, multiplied by 182**/365 (to reflect the one-half year period).

**  Adjusted to reflect non-business days accruals.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Fund is managed more conservatively than its peers in the performance peer group, which may result in periods of underperformance compared to the performance peer group. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate was acceptable as the total expense ratio was competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (93.0%)
	ABAG Finance Authority for Nonprofit Corporations,
$14,350	Casa De Las Campanas Ser 2007 A	3.73%	07/09/07	$14,350,000
6,000	Elder Care Alliance of San Francisco Ser 2006 A	3.71	07/09/07	6,000,000
13,335	Eskaton Village-Roseville Ser 2006	3.72	07/09/07	13,335,000
1,400	Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)	3.88	07/02/07	1,400,000
6,600	Alameda Public Financing Authority, Alameda Point 2003 Ser A	3.75	07/09/07	6,600,000
13,885	Anaheim Public Financing Authority, Distribution System ROCs II-R Ser 6021 (MBIA)	3.74	07/09/07	13,885,000
20,800	Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)	3.78	07/09/07	20,800,000
3,780	Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)	3.75	07/09/07	3,780,000
	California,
11,850	Economic Recovery Ser 2004 C-4	3.81	07/02/07	11,850,000
12,000	Economic Recovery Ser 2004 C-11	3.62	07/09/07	12,000,000
8,800	Economic Recovery Ser 2004 C-13 (XLCA)	3.75	07/09/07	8,800,000
30,000	Economic Recovery Ser 2004 C-14 (XLCA)	3.65	07/09/07	30,000,000
15,700	Economic Recovery Ser 2004 C-18 (XLCA)	3.68	07/09/07	15,700,000
11,900	Economic Recovery Ser 2004 C-21 (XLCA)	3.68	07/09/07	11,900,000
11,050	California, Ser 2003 PUTTERs Ser 1460	3.83	07/09/07	11,050,000
	California Department of Water Resources,
5,000	Power Supply Ser 2002 B Subser B-1	3.79	07/02/07	5,000,000
11,000	Power Supply Ser 2002 B Subser B-3	3.85	07/02/07	11,000,000
10,000	Power Supply Ser 2002 C Subser C-16	3.66	07/09/07	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	3.68	07/09/07	6,000,000
4,100	Power Supply Ser 2005 F Subser F-3	3.79	07/02/07	4,100,000
5,600	Power Supply Ser 2005 G Subser G-10 (FGIC)	3.69	07/09/07	5,600,000
	California Educational Facilities Authority,
66,500	California Institute of Technology Ser 1994 & 2006 Ser A	3.66	07/09/07	66,500,000
5,465	California Lutheran University Ser 2004 A	3.70	07/09/07	5,465,000
	California Health Facilities Financing Authority,
14,725	Catholic Healthcare West Ser 2005 H	3.69	07/09/07	14,725,000
35,240	Kaiser Permanente Ser 2006 C	3.75	07/09/07	35,240,000
29,185	Northern California Presbyterian Homes & Services Ser 2004	3.65	07/09/07	29,185,000
9,800	Sisters of Charity of Leavenworth Health System Ser 2003	3.75	07/09/07	9,800,000
10,300	California Housing Finance Agency, Home Mortgage 2000 Ser U (MBIA) (AMT)	3.78	07/09/07	10,300,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Infrastructure & Economic Development Bank,
$5,750	Le Lycee Francais de Los Angeles Ser 2006	3.63%	07/09/07	$5,750,000
4,650	San Fransisco Ballet Association Ser 2006 (FGIC)	3.81	07/02/07	4,650,000
	California Statewide Communities Development Authority,
5,000	American Baptist Homes of the West Ser 2006	3.68	07/09/07	5,000,000
6,000	Chabad of California Ser 2004	3.70	07/09/07	6,000,000
14,000	Front Porch Communities & Services Ser 2007 B	3.69	07/09/07	14,000,000
52,500	Kaiser Permanente Ser 2003 B & Ser 2004 J & L	3.75	07/09/07	52,500,000
6,500	Mariners Pointe Apartments 2006 Ser A	3.69	07/09/07	6,500,000
41,860	SWEEP Loan Program Ser 2007 A	3.70	07/09/07	41,860,000
12,000	University of San Diego Ser 2005	3.66	07/09/07	12,000,000
19,900	University Retirement Community at Davis Inc Ser 2003 (Radian)	3.83	07/02/07	19,900,000
4,100	YMCA of East Bay Ser 2006	3.69	07/09/07	4,100,000
6,745	Cerritos Community College District, Ser 2005 P-FLOATs PT-2934 (Ambac)	3.75	07/09/07	6,745,000
10,340	Chino Basin Financing Authority, Inland Empire Utilities Agency Ser 2002 A (Ambac)	3.67	07/09/07	10,340,000
6,700	Corona-Norco Unified School District, Ser 2005 COPs	3.65	07/09/07	6,700,000
25,400	East Bay Municipal Utility District, Wastewater Sub Ser 2003 B (XLCA)	3.70	07/09/07	25,400,000
2,995	East Side Union High School District, Santa Clara County Ser 2006 B MERLOTs Ser B 28 (MBIA)	3.77	07/09/07	2,995,000
8,240	Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)	3.65	07/09/07	8,240,000
32,000	Enhanced Return Puttable Floating Option Tax-Exempt Receipts, P-FLOATs Ser EC-1011	3.79	07/09/07	32,000,000
28,100	Fremont, Creekside Village Multifamily Ser 1985 D	3.68	07/09/07	28,100,000
	Fresno,
7,345	Multifamily Housing Heron Pointe Apartments 2001 Ser A	3.67	07/09/07	7,345,000
20,800	Sewer System Sublien Ser 2000 A (FGIC)	3.65	07/09/07	20,800,000
10,500	Glendale Financing Authority, 2000 Police Building COPs	3.75	07/09/07	10,500,000
5,000	Golden State Tobacco Securitization Corporation, Ser 2005 A ROCs II-R Ser 565 (FGIC)	3.74	07/09/07	5,000,000
2,400	Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs (FSA)	3.65	07/09/07	2,400,000
6,205	Hacienda-La Puenta Unified School District, 2000 Ser B P-FLOATs PT-1988 (FSA)	3.75	07/09/07	6,205,000
23,945	Hemet Unified School District, Ser 2006 COPs (Ambac)	3.68	07/09/07	23,945,000
17,100	Hillsborough, Water & Sewer System Ser 2003 & 2006 A COPs	3.80	07/09/07	17,100,000
1,300	Irvine Ranch Water District, Capital Improvement Ser 1986 COPs	3.83	07/02/07	1,300,000
29,830	JPMorgan Chase & Co, Los Angeles Unified School District Ser 2007 A-1 I-PUTTERs Ser 1711P (FSA)	3.87	07/09/07	29,830,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$12,180	Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B Floater-TRs Ser 2003 F 12J	3.76%	07/09/07	$12,180,000
22,700	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	3.67	07/09/07	22,700,000
10,550	Los Angeles County Authority, Multifamily Malibu Meadows 1998 Ser B	3.69	07/09/07	10,550,000
	Los Angeles County Metropolitan Transportation Authority,
6,000	Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	3.75	07/09/07	6,000,000
4,300	Sales Tax Ser 1993 A (MBIA)	3.65	07/09/07	4,300,000
9,000	Los Angeles Department of Airports, Los Angeles International Airport Sub Ser 2002 C-1	3.65	07/09/07	9,000,000
	Los Angeles Department of Water & Power,
63,400	Power System 2001 Ser B Subser B-5	3.75	07/09/07	63,400,000
8,000	Water System 2001 Ser B Subser B-1	3.75	07/09/07	8,000,000
16,295	Los Angeles Housing Authority, Multifamily 2004 Ser A	3.67	07/09/07	16,295,000
	Los Angeles Unified School District,
6,000	MERLOTs Ser 2007 C20 (FGIC)	3.77	07/09/07	6,000,000
10,910	P-FLOATs PT-1855 (FSA)	3.75	07/09/07	10,910,000
10,000	Madera Irrigation Financing Authority, Water Ser 2005 A (XLCA)	3.88	07/02/07	10,000,000
4,700	Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005 (XLCA)	3.88	07/02/07	4,700,000
7,800	Menlo Park Community Development Agency, Las Pulgas Community Development Tax Allocation Ser 2006 (Ambac)	3.88	07/02/07	7,800,000
	Metropolitan Water District of Southern California,
6,500	Waterworks 1996 Ser A (Ambac)	3.62	07/09/07	6,500,000
8,200	Waterworks 1999 Ser B	3.63	07/09/07	8,200,000
28,000	Waterworks 1999 Ser C	3.67	07/09/07	28,000,000
36,700	Waterworks 2000 Ser B-2	3.65	07/09/07	36,700,000
7,000	Waterworks 2005 Ser C Eagle #20070044 Class A	3.73	07/09/07	7,000,000
5,680	Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738 (FSA)	3.75	07/09/07	5,680,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	3.68	07/09/07	13,300,000
3,000	Municipal Securities Trust Certificates, Norwalk-La Mirada Unified School District Ser 2005 B Class A Ser 3053 (FGIC)	3.79	07/09/07	3,000,000
12,410	Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)	3.65	07/09/07	12,410,000
21,250	Northern California Transmission Agency, California-Oregon Transmission Refg 2002 Ser A (FSA)	3.65	07/09/07	21,250,000
35,100	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	3.70	07/09/07	35,100,000
16,000	Oakland Joint Powers Financing Authority, Fruitvale Transit Village Ser 2001 A	3.69	07/09/07	16,000,000
14,900	Orange County, Park Place Apartments 1989 Issue A (AMT)	3.76	07/09/07	14,900,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$9,130	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	3.68%	07/09/07	$9,130,000
5,000	Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)	3.65	07/09/07	5,000,000
12,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	3.65	07/09/07	12,000,000
17,600	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)	3.88	07/02/07	17,600,000
	Pleasanton,
6,000	Assisted Living Facility Ser 2005	3.70	07/09/07	6,000,000
10,850	Greenbriar Bernal Apartments Ser 2001 A (AMT)	3.77	07/09/07	10,850,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	3.67	07/09/07	9,500,000
3,800	Poway Unified School District, Ser 2004 COPs (FSA)	3.65	07/09/07	3,800,000
31,455	Puttable Floating Option Tax-Exempt Receipts, California Ser 2007 P-FLOATs PT-4022	3.77	07/09/07	31,455,000
5,500	Puttable Floating Option Tax-Exempt Receipts, San Jose Redevelopment Agency, P-FLOATs PA-1505	3.75	07/09/07	5,500,000
17,500	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	3.65	07/09/07	17,500,000
13,665	Rescue Union School District, Ser 2001 COPs (FSA)	3.67	07/09/07	13,665,000
9,555	Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)	3.75	07/09/07	9,555,000
11,000	Rohnert Park Community Development Commission, Tax Allocation Ser 2007 H ROCs II-R Ser 881 (FGIC)	3.74	07/09/07	11,000,000
4,380	Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)	3.75	07/09/07	4,380,000
4,188	Sacramento City Financing Authority, Tax Allocation Merged Downtown & Oak Park Ser 2005 A TOCs Ser 2006 Z-3 (FGIC)	3.79	07/09/07	4,188,000
1,000	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	3.65	07/09/07	1,000,000
9,100	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	3.69	07/09/07	9,100,000
9,350	San Diego County, Ser 2004 COPs	3.64	07/09/07	9,350,000
6,630	San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409 (MBIA)	3.75	07/09/07	6,630,000
1,730	San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)	3.74	07/09/07	1,730,000
8,920	San Francisco City & County Finance Corporation, Moscone Center Ser 2004 P-FLOATs PT-2249 (Ambac)	3.75	07/09/07	8,920,000
1,995	San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R Ser 6085 (FSA)	3.74	07/09/07	1,995,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	3.69	07/09/07	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	3.69	07/09/07	13,400,000
11,220	San Leandro, Multifamily Carlton Plaza Ser 1997 A (AMT)	3.78	07/09/07	11,220,000
7,605	San Marcos Public Facilities Authority, Tax Increment Pass-Through Ser 2006 A ROCs II-R Ser 514 (Ambac)	3.74	07/09/07	7,605,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$3,220	San Mateo County Community College District, Election 2005 Ser B Floaters Ser 2007-30Z	3.76%	07/09/07	$3,220,000
	Santa Clara,
3,200	Electric Ser 1985 C (Ambac)	3.65	07/09/07	3,200,000
12,400	Multifamily Briarwood Apartments Ser 1996 B	3.69	07/09/07	12,400,000
7,200	Multifamily The Grove Garden Apartments Ser 1997 A	3.69	07/09/07	7,200,000
15,700	Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B (Ambac)	3.68	07/09/07	15,700,000
2,200	Snowline Joint Unified School District, Ser 2005 COPs (FSA)	3.65	07/09/07	2,200,000
	Southern California Public Power Authority,
13,500	Magnolia Power Project A Refg Ser 2007-1 (MBIA)	3.68	07/09/07	13,500,000
21,250	Transmission 1991 Refg Ser (Ambac)	3.68	07/09/07	21,250,000
25,000	Transmission 1996 B (FSA) (DD)	3.72	07/09/07	25,000,000
18,900	Transmission Refg Ser 2001 A (FSA)	3.65	07/09/07	18,900,000
5,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	3.73	07/09/07	5,000,000
7,075	Tulare-Porterville Schools Financing Authority, Ser 2002 COPs (FSA)	3.68	07/09/07	7,075,000
4,050	Turlock Irrigation District, Ser 1988 A	3.75	07/09/07	4,050,000
9,400	Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II Ser 1985 C	3.73	07/09/07	9,400,000
20,000	Vernon Natural Gas Financing Authority, Vernon Gas Ser 2006 B & C (MBIA)	3.68	07/09/07	20,000,000
16,000	Whittier, Whittier College Ser 2004 (Radian)	3.69	07/09/07	16,000,000
1,990	Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)	3.74	07/09/07	1,990,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,660,603,000)			1,660,603,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (4.2%)
30,000	Los Angeles Department of Airports, Los Angeles International Airport Ser 2007 A	3.68%	09/06/07	3.68%	30,000,000
	San Diego County Water Authority,
30,000	Ser 1	3.70	09/13/07	3.70	30,000,000
15,500	Ser 3	3.60	08/16/07	3.60	15,500,000
	Total California Tax-Exempt Commercial Paper (Cost $75,500,000)				75,500,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	California Tax-Exempt Short-Term Municipal Notes and Bonds (12.1%)
$32,000	Bay Area Infrastructure Financing Authority, State Payment Acceleration Notes Ser 2006, dtd 12/14/06	4.00%	08/01/07	3.42%	$32,015,805
18,000	California Community College Financing Aunthority, Community College League Ser 2007 A TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.67	18,143,280
	California Communities Program,
35,000	Certain Local Agencies Ser 2007 A-1 TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.64	35,288,750
35,000	Riverside County Ser 2007 A-3 TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.62	35,295,400
12,000	California School Cash Reserve Program Authority, 2006-2007 Ser A TRANs, dtd 07/06/06	4.50	07/06/07	3.56	12,001,605
20,000	Kern County, Ser 2007-2008 TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.62	20,169,800
13,000	Los Angeles County, Ser 2007-2008 TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.63	13,108,550
7,000	Los Angeles County Schools Pooled Financing Program, Pooled 2007-2008 Ser A TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.62	7,059,080
20,000	Sacramento County, 2007 Ser A TRANs, dtd 07/03/07 (WI)	4.25	07/09/08	3.67	20,114,600
6,590	Saddleback Valley Unified School District, Ser 2007 A, dtd 02/06/07	4.25	08/01/07	3.49	6,594,337
15,000	Sonoma County, Ser 2006-2007 TRANs, dtd 10/17/06	4.25	10/16/07	3.67	15,020,693
	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $214,811,900)				214,811,900
	Total Investments (Cost $1,950,914,900) (a) (b)			109.3%	1,950,914,900
	Liabilities in Excess of Other Assets			(9.3)	(165,418,352)
	Net Assets			100.0%	$1,785,496,548

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2007 continued

  AMT  Alternative Minimum Tax.

  COPs  Certificates of Participation.

  DD  Security purchased on a delayed delivery basis.

  Floater-TR  Floating Rate Trust Receipts.

  I-PUTTERs  Income Puttable Tax-Exempt Receipts.

  MERLOTs  Municipal Exempt Receipts-Liquidity Option Tender.

  P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.

  PUTTERs  Puttable Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TOCs  Tender Option Certificates.

  TRANs  Tax and Revenue Anticipation Notes.

  WI  Security purchased on a when-issued basis.

  †  Rate shown is the rate in effect at June 30, 2007.

  *  Date on which the principal amount can be recovered through demand.

  (a)  Securities have been designated as collateral in an amount equal to $174,246,529 in connection with the purchase of a delayed delivery security and when-issued securities.

  (b)  Cost is the same for federal income tax purposes.

Bond Insurance:

  Ambac  Ambac Assurance Corporation.

  FGIC  Financial Guaranty Insurance Company.

  FSA  Financial Security Assurance Inc.

  MBIA  Municipal Bond Investors Assurance Corporation.

  Radian  Radian Asset Assurance Inc.

  XLCA  XL Capital Assurance Inc.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments in securities, at value (cost $1,950,914,900)	$1,950,914,900
Cash	11,368
Receivable for:
Interest	9,187,982
Investment sold	400,000
Prepaid expenses and other assets	98,415
Total Assets	1,960,612,665
Liabilities:
Payable for:
Investments purchased	174,246,529
Investment advisory fee	514,003
Distribution fee	147,184
Administration fee	73,592
Shares of beneficial interest redeemed	702
Accrued expenses and other payables	134,107
Total Liabilities	175,116,117
Net Assets	$1,785,496,548
Composition of Net Assets:
Paid-in-capital	$1,785,442,653
Accumulated undistributed net investment income	6,650
Accumulated undistributed net realized gain	47,245
Net Assets	$1,785,496,548
Net Asset Value Per Share
1,785,410,500 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements continued

Statement of Operations

For the year ended June 30, 2007

Net Investment Income:
Interest Income	$57,698,263
Expenses
Investment advisory fee	5,855,105
Distribution fee	1,565,641
Administration fee	816,085
Transfer agent fees and expenses	292,625
Shareholder reports and notices	159,683
Professional fees	79,467
Custodian fees	71,916
Registration fees	46,620
Trustees' fees and expenses	25,423
Other	106,186
Total Expenses	9,018,751
Less: expense offset	(73,010)
Net Expenses	8,945,741
Net Investment Income	48,752,522
Net Realized Gain	47,313
Net Increase	$48,799,835

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2007	FOR THE YEAR ENDED JUNE 30, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$48,752,522	$25,026,325
Net realized gain	47,313	15,141
Net Increase	48,799,835	25,041,466
Dividends to shareholders from net investment income	(48,753,391)	(25,026,145)
Net increase from transactions in shares of beneficial interest	468,446,364	612,697,317
Net Increase	468,492,808	612,712,638
Net Assets:
Beginning of period	1,317,003,740	704,291,102
End of Period (Including accumulated undistributed net investment income of $6,650 and $5,137, respectively)	$1,785,496,548	$1,317,003,740

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2007

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2007 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2007, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2007, aggregated $4,889,626,173 and $4,314,894,313, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,412. At June 30, 2007, the Fund had an accrued pension liability of $54,875 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2007 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2007	FOR THE YEAR ENDED JUNE 30, 2006
Shares sold	8,610,185,532	5,547,616,118
Shares issued in reinvestment of dividends	48,742,933	25,026,145
	8,658,928,465	5,572,642,263
Shares redeemed	(8,190,482,101)	(4,959,944,946)
Net increase in shares outstanding	468,446,364	612,697,317

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status

Permanent book/tax differences, due to taxable income and capital gains retained by the Fund and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$2,382	$(15,209)	$12,827

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets California Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2007	2006		2005		2004	2003
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.030	0.023		0.012		0.003	0.006
Less dividends from net investment income	(0.030)	(0.023)		(0.012)		(0.003)	(0.006)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return	3.02%	2.37%		1.17%		0.35%	0.63%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.55%	0.59	%(1)	0.62	%(1)	0.61%	0.60%
Net investment income	2.99%	2.42%		1.16%		0.35%	0.63%
Supplemental Data:
Net assets, end of period, in thousands	$1,785,497	$1,317,004		$704,291		$687,800	$762,448

  (1)  Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 17, 2007

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2001); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004 to April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

For the year ended June 30, 2007, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Annual Report

June 30, 2007

AACANN-IU07-02834P-Y06/07

Item 2.    Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$28,800		N/A

Non-Audit Fees
Audit-Related Fees	$—		4,836,000	(2)
Tax Fees	$5,000	(3)	621,000	(4)
All Other Fees	$—		—
Total Non-Audit Fees	$5,000		5,457,000

Total	$33,800		5,457,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$27,920		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	5,190,300	(2)
Tax Fees	$5,000	(3)	2,044,491	(4)
All Other Fees	$—		—
Total Non-Audit Fees	$5,531		7,234,791

Total	$33,451		7,234,291

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)         See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007